Related party transactions and balances (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Azucar [Member]
IfrsStatementLineItems [Line Items]
Administrative services fees included in other income	$ 75,853	$ 185,068	$ 412,812
Amounts receivable, related party transactions	7,005	64,006
Almadex [Member]
IfrsStatementLineItems [Line Items]
Administrative services fees included in other income	1,346,494	1,191,360	969,532
Amounts receivable, related party transactions	369,045	117,044
Almadex [Member] | Drill Equipment [Member]
IfrsStatementLineItems [Line Items]
Outstanding commitments made on behalf of entity, related party transactions	0	80,727
Chairmans Daughter [Member]
IfrsStatementLineItems [Line Items]
Related party, salary contracted	$ 45,300	$ 48,800	$ 41,300